Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 01, 2017
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Jun. 01, 2018
Document Effective Date	Jun. 01, 2018
Prospectus Date	Nov. 01, 2017
Victory Market Neutral Income Fund | Class A
Prospectus:
Trading Symbol	CBHAX
Victory Market Neutral Income Fund | Class C
Prospectus:
Trading Symbol	CBHCX
Victory Market Neutral Income Fund | Class I
Prospectus:
Trading Symbol	CBHIX